Insurance contracts in the financial services business - Summary of remaining coverage and liabilities for incurred claims (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Apr. 01, 2024
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contract liabilities current	¥ 181,332	¥ 162,344
Insurance contract liabilities non-current	¥ 12,689,306	¥ 12,931,995